INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Balance	$ 237,326
Balance	219,028	$ 237,326
NTD Technology
Disclosure of detailed information about intangible assets [line items]
Balance	237,326
Balance	219,028	237,326
Cost | NTD Technology
Disclosure of detailed information about intangible assets [line items]
Balance	361,284	361,284
Balance	361,284	361,284
Accumulated Amortization | NTD Technology
Disclosure of detailed information about intangible assets [line items]
Balance	123,958	105,661
Amortization expense	18,298	18,297
Balance	$ 142,256	$ 123,958